Acquisitions (Divestiture) (Details) (Linn Energy, LLC [Member], USD $)	0 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	May 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Linn Energy, LLC [Member]
Business Acquisition [Line Items]
Impairment of long-lived assets		$ (14,851,000)	$ 57,053,000	$ 146,499,000	$ 0	$ 42,202,000	$ 146,499,000	$ 422,499,000	$ 0	$ 38,600,000
Impairment on assets held for sale			57,000,000
Adjustment to impairment of long-lived assets		15,000,000
Proceeds from sale of Panther properties	219,000,000
Costs to sell Panther properties	$ 2,000,000